Restricted Stock Plan (Tables)	12 Months Ended
Dec. 31, 2022
Restricted Stock Plan
Schedule of Nonvested Restricted Stock Units Activity

A summary of the status of the Company’s nonvested restricted shares as of December 31, 2022, and changes during the year then ended, is presented below:

		Weighted-
		Average
		Grant-Date
	Shares	Fair Value
Nonvested, beginning of year	317,500	$11.83
Granted	—	—
Vested	(50,000)	17.20
Forfeited	(10,000)	9.94
Nonvested, end of year	257,500	$11.86